The table below presents a conciliation of stockholders' equity and net income attributed to the parent between standards adopted in Brazil (BRGAAP) and IFRS, with the conceptual description of the main adjustments: (Details) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Stockholders Equity And Net Income - Brgaap Vs Ifrs
Stockholders' equity attributed under to the Parent Brazilian GAAP	R$ 78,739,563	R$ 78,968,183	R$ 69,773,232
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(103,386)	(882)	8,767
Reclassification of fair value through other comprehensive income	182,094	(522,107)	73,431
Impairment of financial assets measured at amortized cost	(1,468,494)	(635,194)	(23,589)
Remensurations, Debt instruments, due to reclassifications IFRS 9		907
Category transfers - IFRS 9	(141,260)	357,972	(206,984)
Deferral of financial fees, commissions and inherent costs under effective interest rate method	1,549,438	1,324,853	1,197,325
Reversal of goodwill amortization	26,709,187	27,527,699	26,933,892
Realization on purchase price adjustments	603,544	615,953	477,366
Recognition of fair value in the partial sale in subsidiaries			112,052
Option for Acquisition of Equity Instrument	(763,988)	(1,744,336)	(1,816,799)
Goodwill acquisition Santander Services (Santusa)	(179,387)	(209,285)	(239,182)
Tax Credit with realization over 10 years			184,005
Others	512,835	93,224	177,064
Stockholders' equity attributed to the parent under IFRS	105,640,146	105,776,987	96,650,580
Non-controlling interest under IFRS	334,349	312,885	558,581
Stockholders' equity (including non-controlling interest) under IFRS	105,974,495	106,089,872	97,209,161
Net income attributed to the Parent under Brazilian GAAP	14,987,716	13,469,380	14,180,987
IFRS adjustments, net of taxes, when applicable:
Reclassification of financial instruments at fair value through profit or loss	(83,995)	(27,428)	422
Reclassification of fair value through other comprehensive income	45,826	68,960	451
Impairment of financial assets measured at amortized cost	(1,028,937)	(498,778)	1,872,553
Remensurations, Debt instruments, due to reclassifications IFRS 9		907	(16,659)
Category transfers - IFRS 9	126,520	(78,057)	6,437
Deferral of financial fees, commissions and inherent costs under effective interest rate method	215,525	185,478	346,298
Reversal of goodwill amortization	29,658	145,903	175,257
Realization on purchase price adjustments	(17,758)	(5,348)	(153,752)
Option to Acquire Own Equity Instrument	1,180,949	318,929
Goodwill acquisition Santander Services (Santusa)	29,898	29,898	29,898
Tax credit with realization over 10 years		(184,005)	(75,995)
Others	42,648	(7,311)	41,035
Net income attributed to the parent under IFRS	15,528,051	13,418,528	16,406,932
Non-controlling interest under IFRS	31,272	32,224	224,518
Net income (including non-controlling interest) under IFRS	R$ 15,559,323	R$ 13,450,752	R$ 16,631,450